THE LAZARD FUNDS, INC.

Supplement to Prospectus dated April 30, 2010, as revised November 30, 2010

Lazard U.S. Equity Value Portfolio

The following information is removed from the Prospectus.

Investment Objective, Strategies and Risks – Principal Investment Strategies

The Portfolio typically invests in 55 to 100 securities.

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Lazard U.S. Strategic Equity Portfolio

The following information is removed from the Prospectus.

Investment Objective, Strategies and Risks – Principal Investment Strategies

The Investment Manager currently intends to invest the Portfolio's assets in a relatively small number of issuers (generally 55 to 75).

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Lazard International Equity Select Portfolio

The following information replaces any contrary information contained in the Prospectus.

Summary Section – Principal Investment Strategies; Investment Objective, Strategies and Risks – Principal Investment Strategies

The Portfolio invests primarily in equity securities, including ADRs, GDRs and common stocks, of relatively large non-U.S. companies with market capitalizations in the range of companies included in the MSCI EAFE Index (ranging from approximately $1.2 billion to $185 billion as of March 24, 2010) that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

The following information is removed from the Prospectus.

Summary Section – Principal Investment Strategies; Investment Objective, Strategies and Risks – Principal Investment Strategies

The Investment Manager currently intends to hold securities, including ADRs, GDRs and common stocks, of between approximately 30 and 55 different issuers on a long-term basis.

Investment Objective, Strategies and Risks – Principal Investment Strategies

This strategy could result in lower brokerage costs to the Portfolio and lower taxable distributions.  Although the Investment Manager does not anticipate frequent trading in the Portfolio's securities, the Investment Manager will sell portfolio positions when it considers such action appropriate.

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Lazard International Strategic Equity Portfolio

The following information is removed from the Prospectus.

Summary Section – Principal Investment Strategies; Investment Objective, Strategies and Risks – Principal Investment Strategies

The Investment Manager currently intends to hold securities of between approximately 40 to 60 different issuers.

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Lazard Developing Markets Equity Portfolio

The following information replaces any contrary information contained in the Prospectus.

Investment Objective, Strategies and Risks – Principal Investment Strategies

The Portfolio's investments will generally consist of a portfolio of approximately 60 to 90 securities.

February 14, 2011